Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Receivables and receivable due from related party	1,600	(1,864)
Prepaid expenses and deposits	(144)	(176)
Accounts payable and accrued liabilities	69	(1,720)
Change in non-cash working capital	1,525	(3,760)